Dividend per ordinary share	6 Months Ended
Jun. 30, 2018
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Dividend per ordinary share

19 Dividend per ordinary share

Dividends to shareholders of the parent

	Per
	ordinary	Total
	share	(in EUR
	(in EUR)	million)
Dividends on ordinary shares:
In respect of 2016
– Final dividend, paid in cash in May 2017	0.42	1,632
In respect of 2017
– Interim dividend, paid in cash in August 2017	0.24	933
– Final dividend, paid in cash in May 2018	0.43	1,673

Total dividend paid in respect of 2017	0.67	2,606
In respect of 2018
– Interim dividend declared	0.24	934

On 23 April 2018, the Annual General Meeting of Shareholders ratified the total dividend of EUR 0.67 per ordinary share of which EUR 0.24 was paid as an interim cash dividend during 2017. The final dividend was paid entirely in cash.

ING Groep N.V. is required to withhold tax of 15% on dividends paid.